Statements of Changes in Net Assets Available for Benefits - EBP 101 - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Plan interest in Master Trust investment income, net (Note 8)	$ 12,431,214	$ 80,948,602
Interest income on notes receivable from participants	172,242	413,683
Transfers to other plans, net (Note 4)	(391,785,019)	(2,183,109)
Participant contributions	4,845,603	13,058,480
Rollover contributions	271,528	545,415
Employer contributions	2,493,211	7,567,383
Benefits paid to participants	(13,257,184)	(46,863,765)
Increase (decrease) in net assets available for benefits	(384,828,405)	53,486,689
Net assets available for benefits, beginning of year	416,840,247	363,353,558
Net assets available for benefits, end of year	$ 32,011,842	$ 416,840,247